Deferred Government Grants	12 Months Ended
Dec. 31, 2023
Deferred Government Grant [Abstract]
Deferred Government Grants

17. Deferred Government Grants

Deferred government grants represent funding received from the government for research and development (“R&D”) or investment in constructing or improving production facilities. The amount of deferred government grants as of December 31, 2023 is net of R&D expenditures, deduction of depreciation expenses, and the amount recognized as government grant income. The Company received $8,571 of government grants in 2023 (2022 - $6,984, 2021 - $2,660) that were deferred. In addition, the Company received $4,367 in other government grants and subsidies for the year ended December 31, 2023 and recognized as income in the statements of comprehensive income (loss) (2022 - $7,638, 2021 - $1,690).

Summarized below are deferred government grants as of December 31, 2023 and 2022:

	December 31,
	2023	2022
Government grants for property, plant and equipment (a)	$627	$261
Government grants for research and development (b)	959	14,859
Current deferred government grants	1,586	15,120
Government grants for property, plant and equipment (a)	3,921	1,978
Government grants for research and development (b)	1,944	2,499
Non-current deferred government grants	5,865	4,477
Total deferred government grants	$7,451	$19,597

(a) The Company has four deferred government grants related to property, plant and equipment. The Company has fulfilled these grants’ conditions. $627 will be amortized in 2024 which was included in the current portion of deferred government grant and $3,921 will be amortized after 2024 which was included in the non-current portion of deferred government grants. $546 was recorded as a reduction to depreciation expense for the year ended December 31, 2023 (2022 - $457, 2021 - $569), and $7 was recorded as government grant recognized in income for the year ended December 31, 2023 (2022 - $nil, 2021 - $79).

(b) The Company has nine deferred government grants related to various research and development projects. The Company expects to fulfill six grants’ conditions in 2024 and recorded $959 as the current portion of deferred government grants, while the remaining three grants’ conditions are expected to be fulfilled after 2024 and $1,944 is recorded in the non-current portion of deferred government grants.